Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2026	Jun. 30, 2026	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Feb. 04, 2026	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Oct. 13, 2022
C000263226 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,725	$ 10,780	$ 10,669	$ 10,512	$ 9,581	$ 10,133	$ 10,000
C000237980 [Member]
Account Value [Line Items]
Accumulated Value	23,277							$ 18,484	$ 15,218	$ 12,092	$ 10,000
S&P Composite 1500 Index - BRES [Member]
Account Value [Line Items]
Accumulated Value	10,947	$ 10,973	$ 11,030	$ 10,504	$ 9,518	$ 10,017	$ 10,000
S&P Composite 1500 Index ($21,151) [Member]
Account Value [Line Items]
Accumulated Value	$ 21,151							$ 17,630	$ 15,327	$ 12,607	$ 10,000